Financial risk management (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)
Cash and cash equivalents	$ 3,162,316	187,615	$ 7,397,025	$ 12,458,750	$ 12,667,842
Accounts payable and accrued liabilities		338,537